Schedule of unearned revenue (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unearned Revenue
Beginning of the year	$ 1,150,612	$ 16,281
Recognition of revenue included in the beginning balance	(16,281)
Net increase in unearned revenue recognized during the year	3,445,757	1,134,331
Foreign currency Impact	20,403
End of the year	$ 4,600,491	$ 1,150,612